21. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
NOTE 21. SUBSEQUENT EVENTS	The Company has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event is identified.